Schedule of revenue and accounts receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 27,410	$ 41,531	$ 58,377
Accounts receivables	146	2
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 4,459	$ 5,363	$ 6,551
Total revenue	16.00%	13.00%	11.00%
Accounts receivables	$ 1,039
Account receivables percentage	25.00%
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 10,679	$ 8,982
Total revenue	39.00%	22.00%
Accounts receivables		$ 3,156
Account receivables percentage		37.00%
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 13,950	$ 41,800
Total revenue		34.00%	72.00%
Accounts receivables	$ 830	$ 1,262
Account receivables percentage	20.00%	15.00%
Customer B [member]
IfrsStatementLineItems [Line Items]
Accounts receivables		$ 1,317
Account receivables percentage		15.00%